As filed with the Securities and Exchange Commission on September 19, 2024.

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. _	☐
Post-Effective Amendment No. 1291	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 1292	☒

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 18, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1291

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1142, as it relates to Innovator Laddered Premium Income 30 Barrier ETF (the “Fund”), a series of the Registrant, until October 18, 2024. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 1142, filed on April 12, 2024, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on September 19, 2024.

Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ H. Bruce Bond	Chief Executive Officer,	September 19, 2024
H. Bruce Bond	President and Trustee

/s/ Kathy Meyer	Vice President, Treasurer and	September 19, 2024
Kathy Meyer	Principal Financial Accounting Officer

)
Mark Berg*	Trustee )
)
		By:	/s/ H. Bruce Bond
	)		H. Bruce Bond
Joe Stowell*	Trustee )		Attorney-In-Fact
	)		September 19, 2024

)
Brian J. Wildman*	Trustee )
)

*	An original power of attorney authorizing H. Bruce Bond to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.